12 Months Ended
Jul. 29, 2015
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Blackstone Alternative Multi-Manager Fund

Blackstone Alternative Multi-Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 1, 2015 to the

Prospectus of each Fund and the Statement of Additional Information each dated July 29, 2015

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, IPM Informed Portfolio Management AB (“IPM”) will serve as a sub-adviser to each Fund.

Effective immediately, each Fund’s Prospectus and the Statement of Additional Information are revised as follows:

The lists of sub-advisers to each Fund in their respective “Principal Investment Strategies” section, “Management of the Fund” section, and “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in each Prospectus are revised to include IPM and, as applicable, its corresponding strategy and sub-strategy:

Sub-Adviser	Strategy	Sub-Strategy
IPM Informed Portfolio Management AB	Macro Strategies	Systematic Diversified